Available-for-sale Debt Investments	12 Months Ended
Dec. 31, 2024
Debt Securities, Available-for-Sale [Abstract]
Available-for-sale Debt Investments

8. Available-for-sale Debt Investments

Investments in Particle

As of December 31, 2023 and 2024, the Company held 4,584,209 Series D1 convertible redeemable preferred shares of Particle Inc. (“Particle”), respectively, which had been accounted for as available-for-sale debt investments, representing an aggregate of approximately 0.60% equity interest in Particle on an as-if converted basis (which reflected the completion of the issuance of additional shares under Particle’s share incentive plan). Particle operates Yidian, a personalized news and life-style information application in China that allows users to define and explore desired content on their mobile devices. The fair value of available-for-sale debt investments in Particle was RMB0.3 million and RMB0.3 million as of December 31, 2023 and 2024, respectively.

The Company has determined that its investments in convertible redeemable preferred shares of Particle are not considered in-substance common stock but considered debt securities as the preferred shares of Particle are redeemable at the option of the Company and are therefore not within the scope of ASC 323 Equity Method and Joint Ventures. The Company’s investments in convertible redeemable preferred shares of Particle are classified as available-for-sale debt investments and reported at fair value, which is estimated by management on a recurring basis. Refer to Note 18 for details.

Investments in Humanistic Intelligence

In August 2020, the Group acquired 6.04% equity interest of Humanistic Intelligence Inc. (“Humanistic Intelligence”) through a series of debt restructuring and share exchange transactions. As the investment in Humanistic Intelligence is redeemable at the option of the Group, it is not considered in-substance common stock but considered debt securities. The Group’s investment in Humanistic Intelligence is classified as available-for-sale debt investments and reported at fair value. The Group had fully written down the whole investment in Humanistic Intelligence and recognized an impairment loss related to credit losses of RMB6.0 million in 2022. As of December 31, 2023 and 2024, the fair value of investment in Humanistic Intelligence was nil and nil, respectively.

As the Group does not expect to sell or redeem the investments mentioned above within one year, the available-for-sale debt investments are classified as long-term available-for-sale debt investments. Total accumulated unrealized loss on available-for-sale debt investments recorded in accumulated other comprehensive income excluding tax effect were RMB41.8 million and RMB41.8 million as of December 31, 2023 and 2024, respectively. The total fair value of available-for-sale debt investments were RMB0.3 million and RMB0.3 million as of December 31, 2023 and 2024, respectively (see Note 18).